Share-Based Compensation (Share-based Compensation Allocated from Sohu to the Company, Restricted Stock Unit Activity) (Details) (Sohu's 2000 Stock Incentive Plan [Member], Restricted Stock Units [Member], Employees of Predecessor Operations [Member], USD $)
12 Months Ended
Dec. 31, 2012
Sohu's 2000 Stock Incentive Plan [Member] | Restricted Stock Units [Member] | Employees of Predecessor Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	1,000
Number of Units, Granted	0
Number of Units, Vested	(1,000)
Number of Units, Forfeited	0
Number of Units, Unvested, Ending balance	0
Number of Units, Expected to vest thereafter	0
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 86.58
Weighted-Average Grant-Date Fair Value, Vested	$ 86.58